ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Feb. 28, 2015
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

        Accounts Payable and Accrued Liabilities are apportioned as follows:

	February 28, 2015	February 28, 2014
Trade payables	23,474	12,684
Accrued liabilities	9,394	5,452
Termination fee	4,227	9,085
Payroll related accruals	2,076	1,769
Warranty accrual	335	506
Income taxes payable	657	468

Total Accounts Payable and Accrued Liabilities	40,163	29,964

Changes in the Warranty Liability

        The following table details the changes in the warranty liability for the respective years ended:

	February 28, 2015	February 28, 2014
Balance at beginning of the period	619	825
Accruals	1,031	750
Utilization	(972)	(956)

Ending Balance	678	619

Short term portion	335	506
Long term portion	343	113